Disclosures on equity (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Disclosures on equity [Line Items]
Opening balance	$ (14,349,000)	$ (12,888,000)
Adjustments for Reclassification Of Gains and Losses In Other reserves	(931,000)	(1,119,000)
Closing balance	(14,999,000)	(14,349,000)
Subsidiaries [member]
Disclosure of Disclosures on equity [Line Items]
Statutory reserve		3,500,000
Associates [member]
Disclosure of Disclosures on equity [Line Items]
Gains (losses) on exchange differences on translation, net of tax	(1,394,000)	(5,450)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of Disclosures on equity [Line Items]
Impairment Of Debt Instruments	5,723,000	2,184,000
Impaiment Of Equity Investments	(4,048,000)	(576,000)
Reserve of change in value of foreign currency basis spreads [member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(24,913,000)	(19,463,000)
Adjustments for Reclassification Of Gains and Losses In Other reserves	0	0
Closing balance	(26,307,000)	(24,913,000)
Reserve of change in value of foreign currency basis spreads [member] | Subsidiaries [member]
Disclosure of Disclosures on equity [Line Items]
Statutory reserve		0
Reserve of change in value of foreign currency basis spreads [member] | Associates [member]
Disclosure of Disclosures on equity [Line Items]
Gains (losses) on exchange differences on translation, net of tax	(1,394,000)	(5,450,000)
Reserve of change in value of foreign currency basis spreads [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of Disclosures on equity [Line Items]
Impairment Of Debt Instruments	0	0
Impaiment Of Equity Investments	0	0
Gains from cash flow hedge before tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	2,248,000	89,000
Adjustments for Reclassification Of Gains and Losses In Other reserves	0	0
Closing balance	7,971,000	2,248,000
Gains from cash flow hedge before tax [Member] | Subsidiaries [member]
Disclosure of Disclosures on equity [Line Items]
Statutory reserve		0
Gains from cash flow hedge before tax [Member] | Associates [member]
Disclosure of Disclosures on equity [Line Items]
Gains (losses) on exchange differences on translation, net of tax	0	0
Gains from cash flow hedge before tax [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of Disclosures on equity [Line Items]
Impairment Of Debt Instruments	5,723,000	2,159,000
Impaiment Of Equity Investments	0	0
Gains from cash flow hedge tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	0	(25,000)
Adjustments for Reclassification Of Gains and Losses In Other reserves	0	0
Closing balance	0	0
Gains from cash flow hedge tax [Member] | Subsidiaries [member]
Disclosure of Disclosures on equity [Line Items]
Statutory reserve		0
Gains from cash flow hedge tax [Member] | Associates [member]
Disclosure of Disclosures on equity [Line Items]
Gains (losses) on exchange differences on translation, net of tax	0	0
Gains from cash flow hedge tax [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of Disclosures on equity [Line Items]
Impairment Of Debt Instruments	0	25,000
Impaiment Of Equity Investments	0	0
Losses from measurement of defined benefit plans before tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(6,847,000)	(5,446,000)
Adjustments for Reclassification Of Gains and Losses In Other reserves	(1,329)	(1,401,000)
Closing balance	(8,176,000)	(6,847,000)
Losses from measurement of defined benefit plans before tax [Member] | Subsidiaries [member]
Disclosure of Disclosures on equity [Line Items]
Statutory reserve		0
Losses from measurement of defined benefit plans before tax [Member] | Associates [member]
Disclosure of Disclosures on equity [Line Items]
Gains (losses) on exchange differences on translation, net of tax	0	0
Losses from measurement of defined benefit plans before tax [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of Disclosures on equity [Line Items]
Impairment Of Debt Instruments	0	0
Impaiment Of Equity Investments	0	0
Losses from measurement of defined benefit plans tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	894,000	612,000
Adjustments for Reclassification Of Gains and Losses In Other reserves	398,000	282,000
Closing balance	1,292,000	894,000
Losses from measurement of defined benefit plans tax [Member] | Subsidiaries [member]
Disclosure of Disclosures on equity [Line Items]
Statutory reserve		0
Losses from measurement of defined benefit plans tax [Member] | Associates [member]
Disclosure of Disclosures on equity [Line Items]
Gains (losses) on exchange differences on translation, net of tax	0	0
Losses from measurement of defined benefit plans tax [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of Disclosures on equity [Line Items]
Impairment Of Debt Instruments	0	0
Impaiment Of Equity Investments	0	0
Gains (losses) from financial assets measured at fair value through other comprehensive income before tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	4,787,000	4,813,000
Adjustments for Reclassification Of Gains and Losses In Other reserves	0	0
Closing balance	(759,000)	4,787,000
Gains (losses) from financial assets measured at fair value through other comprehensive income before tax [Member] | Subsidiaries [member]
Disclosure of Disclosures on equity [Line Items]
Statutory reserve		0
Gains (losses) from financial assets measured at fair value through other comprehensive income before tax [Member] | Associates [member]
Disclosure of Disclosures on equity [Line Items]
Gains (losses) on exchange differences on translation, net of tax	0	0
Gains (losses) from financial assets measured at fair value through other comprehensive income before tax [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of Disclosures on equity [Line Items]
Impairment Of Debt Instruments	0	0
Impaiment Of Equity Investments	(5,546)	(26,000)
Gains (losses) from financial assets measured at fair value through other comprehensive income tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(1,850,000)	(1,300,000)
Adjustments for Reclassification Of Gains and Losses In Other reserves	0	0
Closing balance	(352,000)	(1,850,000)
Gains (losses) from financial assets measured at fair value through other comprehensive income tax [Member] | Subsidiaries [member]
Disclosure of Disclosures on equity [Line Items]
Statutory reserve		0
Gains (losses) from financial assets measured at fair value through other comprehensive income tax [Member] | Associates [member]
Disclosure of Disclosures on equity [Line Items]
Gains (losses) on exchange differences on translation, net of tax	0	0
Gains (losses) from financial assets measured at fair value through other comprehensive income tax [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of Disclosures on equity [Line Items]
Impairment Of Debt Instruments	0	0
Impaiment Of Equity Investments	1,498,000	(550,000)
Miscellaneous other reserves before tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	11,332,000	7,832,000
Adjustments for Reclassification Of Gains and Losses In Other reserves	0	0
Closing balance	11,332,000	11,332,000
Miscellaneous other reserves before tax [Member] | Subsidiaries [member]
Disclosure of Disclosures on equity [Line Items]
Statutory reserve		3,500,000
Miscellaneous other reserves before tax [Member] | Associates [member]
Disclosure of Disclosures on equity [Line Items]
Gains (losses) on exchange differences on translation, net of tax	0	0
Miscellaneous other reserves before tax [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of Disclosures on equity [Line Items]
Impairment Of Debt Instruments	0	0
Impaiment Of Equity Investments	0	0
Total reserves, reserves before tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(13,393,000)	(12,175,000)
Adjustments for Reclassification Of Gains and Losses In Other reserves	(1,329)	(1,401)
Closing balance	(15,939,000)	(13,393,000)
Total reserves, reserves before tax [Member] | Subsidiaries [member]
Disclosure of Disclosures on equity [Line Items]
Statutory reserve		3,500,000
Total reserves, reserves before tax [Member] | Associates [member]
Disclosure of Disclosures on equity [Line Items]
Gains (losses) on exchange differences on translation, net of tax	(1,394)	(5,450,000)
Total reserves, reserves before tax [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of Disclosures on equity [Line Items]
Impairment Of Debt Instruments	5,723,000	2,159,000
Impaiment Of Equity Investments	(5,546)	(26,000)
Total reserves, reserves defered tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(956,000)	(713,000)
Adjustments for Reclassification Of Gains and Losses In Other reserves	398,000	282,000
Closing balance	940,000	(956,000)
Total reserves, reserves defered tax [Member] | Subsidiaries [member]
Disclosure of Disclosures on equity [Line Items]
Statutory reserve		0
Total reserves, reserves defered tax [Member] | Associates [member]
Disclosure of Disclosures on equity [Line Items]
Gains (losses) on exchange differences on translation, net of tax	0	0
Total reserves, reserves defered tax [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of Disclosures on equity [Line Items]
Impairment Of Debt Instruments	0	25,000
Impaiment Of Equity Investments	$ 1,498,000	$ (550,000)